Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In preparing the financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

On September 17, 2018, the Company announced an Agreement and Plan of Merger and Reorganization among Bioxytran, Inc., U.S. Rare Earth Minerals, Inc. (“USMN”) and Bioxy Acquisition Corp. (the “Merger”). The Merger closed on September 21, 2018. See also Note 1.

NOTE 6 – SUBSEQUENT EVENTS

In preparing the financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

On October 3, 2018, the Company made a 14F-1 filing with the SEC, announcing that on September 21, 2018 there was a change of control of the majority ownership of the Company with the Dr. David Platt, the new Chairman, President and Chief Executive Officer, and Mr. Ola Soderquist, Chief Financial Officer, holding together approximately 77% of the issued and outstanding common stock of the Company, as well of an upcoming change of the Board of Directors. The information statement has also been posted on the Company’s web-site (http://www.bioxytraninc.com/info14f-12018/) and mailed out to the shareholders on October 15, 2018. On October 26, 2018 the Company announced through issuance of an 8-K filing that the changes of control and ownership have entered into effect.

On October 3, 2018, the Company made a PRE 14C filing with the SEC, followed with a DEF 14C filing on October 15. The purpose of the filing is for the shareholders to ratify the asset sale as described under Note 1 and Note 4 as well as in the 14F-1 filing in the above. Further, the filing informs shareholders about the name change to BIOXYTRAN, INC. The information statement has also been posted on the Company’s web-site (http://www.bioxytraninc.com/info14c2018/) and mailed out to the shareholders on October 15, 2018. On November 7, 2018 the Company announced through issuance of an 8-K filing that the Company officially changed its name from U.S. Rare Earth Minerals, Inc. into Bioxytran, Inc. In connection with its name change, on November 7, 2018, Bioxytran’s shares of common stock began trading on the OTC Markets (Pink) under its new ticker symbol “BIXT,” and ceased trading under the ticker symbol “USMN”. The new CUSIP number for Bioxytran, Inc.’s shares of common stock is 09075D 102.

On October 24, 2018 the Company entered into a convertible loan Agreement with Auctus Fund, LLC, a Delaware limited liability company, thereby securing a $250,000 loan for preparing the Company’s S/1 and an additional $250,000 once the S/1 is filed in order to proceed with the Company’s secondary offering, see the next paragraph here below. All details about this loan agreement have earlier been released in an 8-K, filed with the SEC on October 30, 2018.

On November 2, 2018 the Company announced the retirement of the entire former Board of Directors and the election of a new Board of Directors, see item 6 under Part II - Other Information, here below for more detailed information about the new Directors. The board voted to compensate each of Dr. Platt and Mr. Soderquist in form of a monthly salary of $6,000, as of October 1, 2018, while the Company’s non-employee Directors will be compensated with 1,000 shares per board meeting as of November 2018. Further, the Board of Directors also voted on the issuance of a secondary offering, where an initial Form S-1 will be prepared and submitted to the SEC at the earliest convenient date. On November 7, 2018 the Company announced through issuance of an 8-K filing that a new Board of Directors had been elected.